United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 12/31/2011

CHECK HERE IF AMENDMENT ( ); AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE.):  ( ) IS A RESTATEMENT.
                                   ( ) ADDS NEW HOLDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:    Wills Financial Group, Inc.        */INVESTMENT MANAGER NAM
ADDRESS: 704 Libbie Avenue         */IN
	 Richmond, VA  23226       */IN


13F FILE NUMBER: 28-14508Z
THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.


PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:     Betty M. Fahed
TITLE:    Compliance Associate
PHONE:    (804)330-3100
SIGNATURE,PLACE,AND DATE OF SIGNING:

    Betty M. Fahed               Richmond, VA   March 28, 2012


REPORT TYPE (CHECK ONLY ONE.):

( X)        13F HOLDINGS REPORT

(  )        13F NOTICE

(  )        13F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:
  NONE


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:    49

FORM 13F INFORMATION TABLE VALUE TOTAL:    $57,950

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



NAME OF ISSUER		TITLE		CUSIP	   VALUE   SHS.OR	SHS./	PUT/	INV	OTHER	  VOTING	AUTHORITY
			OF CLASS		  (X$1000) PRIN.AM	PRIN	CALL	DISCRT	MGR	SOLE	  SHARED   NONE

3M Company	         COM	      88579Y101	    255	    3,117	SH		Sole		3,117
AGL Resources		 COM	        1204106	    934	   22,112	SH		Sole	       22,112
Mkt. Vec.  ETF TR	Agribus ETF   57060U605	  1,714	   36,350	SH		Sole	       36,350
Amer Electric Pwr	 COM	       25537101	    432	   10,457	SH		Sole	        9,957		     500
Apple Inc		 COM	       37833100	  1,321	    3,262	SH		Sole		3,262
Aqua America		 COM	      03836W103	  2,500	  113,371	SH		Sole	      113,371
AT&T			 COM	      00206R102	    886	   29,312	SH		Sole	       29,312
Baytex Energy Corp	 COM	       73170105	    397	    7,100	SH		Sole		6,900		     200
Berkshire Hathaway	CL B	       84670702	  3,818	   50,045	SH		Sole	       49,545		     500
Bhp Billiton Ltd A	SPON ADR       88606108	    619	    8,762	SH		Sole		8,362		     400
ChevronTexaco Corp	 COM	      166764100	  1,964	   18,460	SH		Sole	       18,460
CMEGroup Inc Cl A	 COM	      167760107	    453	    1,858	SH		Sole		1,858
Coca Cola Company	 COM	      191216100	  1,580	   22,576	SH		Sole	       22,576
Dominion Resources	 COM	      25746U109	  2,275	   42,854	SH	        Sole	       42,554		     300
Emerson Electric	 COM	      291011104	    478	   10,257	SH		Sole		8,494		   1,763
Exelon Corp.		 COM	      30161N101	  1,087	   25,071	SH		Sole	       25,071
Exxon Mobil Corpor	 COM	      30231G102	  6,264	   73,897	SH		Sole	       72,805	           1,092
General Electric C	 COM	      369604103	    671	   37,483	SH		Sole	       35,309		   2,174
Market Vectors ETF TR  Gold Miner ETF 57060U100	  1,110	   21,575	SH		Sole	       21,575
Illinois Tool Work	 COM	      452308109	  1,707	   36,540	SH		Sole	       36,040		     500
Intel Corp		 COM	      458140100	    516	   21,260	SH		Sole	       21,260
Int'l Business Mac	 COM	      459200101	    415	    2,255	SH		Sole		2,255
Ishares Silver Tru	Ishares	      46428Q109	    521	   19,325	SH		Sole	       19,325
Johnson & Johnson	 COM	      478160104	  2,820	   43,008	SH	        Sole	       41,667		   1,341
Kinder Morgan Ener	UT LTD PAR    494550106	  2,004	   23,587	SH		Sole	       23,587
Kinder Morgan Mgmt	 SHS	      49455U100	    296	    3,766	SH		Sole		3,766
Lockheed Martin	         COM	      539830109	    345	    4,266	SH		Sole		4,266
McDonalds Corp		 COM	      580135101	    487	    4,855	SH	        Sole		4,855
Microsoft		 COM	      594918104	    238	    9,184	SH		Sole		8,749		     435
Norfolk Southern C	 COM	      655844108	  1,822	   25,012	SH		Sole	       24,712		     300
Novartis AG		SPON ADR      66987V109	    752	   13,150	SH		Sole	       13,150
Nuvo Research Inc	 COM	      67072X109	      2	   42,250	SH		Sole	       40,500              1,750
Penna Power & Ligh	 COM	      69351T106	    568	   19,292	SH		Sole	       14,606		   4,686
Pepsico			 COM	      713448108	  1,070	   16,120	SH		Sole	       15,470		     650
Pfizer Inc		 COM	      717081103	    712	   32,897	SH		Sole	       31,463		   1,434
Proctor & Gamble C	 COM	      742718109	  2,478	   37,147	SH		Sole	       36,588		     559
Royal Dutch Shell	SPON ADR      780259206	    604	    8,263	SH		Sole		7,663		     600
Sirius XM Radio		 COM	      82967n108	     18	   10,000	SH		Sole	       10,000
Southern Company	 COM	      842587107	  2,315	   50,015	SH		Sole	       50,015
Spectra Energy		 COM	      847560109	    253	    8,213	SH		Sole		8,213
Suncor Energy Inc	 COM	      867229106	    378	   13,100	SH		Sole	       13,100
Transcanada Corp	 COM	      89353D107	  1,603	   36,715	SH		Sole	       36,015		     700
Union Pacific Corp	 COM	      907818108	    239	    2,256	SH		Sole		2,256
Verizon Communicat	 COM	      92343V104	  1,881	   46,888	SH		Sole	       46,888
Vulcan Materials C	 COM	      929160109	    411	   10,444	SH		Sole	       10,444
Wal-Mart Stores		 COM	      931142103	  1,259	   21,061	SH		Sole	       20,861		     200
WD-40 Company		 COM	      929236107	  1,391	   34,414	SH		Sole	       33,714		     700
Wisdomtree Tr Chi Yuan	 COM	      97717w182	  1,969	   78,150	SH		Sole	       78,150
Xenith Bankshares	 COM	      98410X105	    118	   31,750	SH		Sole	       31,750


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